Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 3,102	$ 3,137	$ 3,137
Unrecognised deferred tax assets	3,162	2,510	$ 2,510
Realised or unrealised capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 491	96
Deferred tax loss recovery period	3 years
Unrecognised deferred tax assets	$ 695	684
Mongolia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	704	703
Unrecognised deferred tax assets	721	87
Mongolia [Member] | Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 130	$ 469
Deferred tax loss recovery period	8 years